Earnings per share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings per share [Abstract]
Earnings Per Share

	For the years ended December 31,
	2011			2012			2013
	Income (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share	Income (numerator)	Weighted-average number of outstanding share (denominator)	Amount per share	Income (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share
Net income/(loss) attributable to DryShips Inc.	$ (70,128)	$ -	$ -	$ (246,778)	$ -	$ -	$ (223,093)	$ -	$ -
Less: Series A Convertible Preferred stock dividends	(4,466)	-	-	-	-	-	-	-	-
Less: Non vested common stock dividends declared and undistributed earnings	-	-	-	-	-	-	(56)	-	-
Basic EPS
Income/ (loss) available to common stockholders	$ (74,594)	355,144,764	$ (0.21)	$ (246,778)	380,159,088	$ (0.65)	$ (223,149)	384,063,306	$ (0.58)
Dilutive effect of securities Preferred stock dividends	1-	1-	1-	1-		1-	1-	1-	1-
Diluted EPS
Income/ (loss) available to common stockholders	$ (74,594)	355,144,764	$ (0.21)	$ (246,778)	380,159,088	$ (0.65)	$ (223,149)	384,063,306	$ (0.58)